Property, plant and equipment - Disclosure of changes in right-of-use assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	€ 1,961	€ 2,326
Depreciation		555
Additions	498	378
Divestitures	(66)	(212)
Change in the scope of consolidation	15	(10)
Translation differences	(34)	80
Other	17	(46)
Depreciation	(607)	(555)	€ (529)
Right-of-use assets at end of period	1,784	1,961	2,326
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	23	22
Depreciation		3
Additions	17	0
Divestitures	(4)	(2)
Change in the scope of consolidation	0	4
Translation differences	0	1
Other	1	1
Depreciation	(4)
Right-of-use assets at end of period	33	23	22
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	1,401	1,734
Depreciation		269
Additions	200	124
Divestitures	(52)	(196)
Change in the scope of consolidation	15	(11)
Translation differences	(24)	59
Other	17	(40)
Depreciation	(248)
Right-of-use assets at end of period	1,309	1,401	1,734
Plant, machinery and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	265	349
Depreciation		126
Additions	12	46
Divestitures	(6)	(7)
Change in the scope of consolidation	0	(3)
Translation differences	(2)	11
Other	(2)	(5)
Depreciation	(114)
Right-of-use assets at end of period	153	265	349
Other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets at beginning of period	272	221
Depreciation		157
Additions	269	208
Divestitures	(4)	(7)
Change in the scope of consolidation	0	0
Translation differences	(8)	9
Other	1	(2)
Depreciation	(241)
Right-of-use assets at end of period	€ 289	€ 272	€ 221